CURRENT DEBT FACILITIES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 15, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 25, 2023	Sep. 25, 2022
Notes and other explanatory information [abstract]
Annual interest						8.00%
Borrowing costs	$ 449
Effective interest rate					24.00%
Interest expense on debt		$ 1,465	$ 1,316	$ 765